Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of due from to related parties
	As of June 30,
	2021	2020
Due from related parties:
EMIT	$152,367	$-
Beijing Bright	393,761	-
Raymond Ming Hui Lin	-	169,185
Total	$546,128	$169,185

	As of June 30,
	2021	2020
Due to related parties:
EMIT	$183,148	$-

Schedule of related party transactions
		For the year ended,
		2021	2020	2019
a)	Consulting services provided to the related parties
	CareerWin	$-	$165,161	$-
	CLPS Lihong	269,472	-	-
		$269,472	$165,161	$-

b)	Services provided by the related parties
	CareerWin	$-	$195,817	$-
	Beijing Bright	604,033	165,040	-
	EMIT	758,976	209,318	-
		$1,363,009	$570,175	$-

c)	Loans provided to the related parties
	CLPS Lihong	$-	$149,341	$820,982
	EMIT	151,783	28,446	-
		$151,783	$177,787	$820,982
d)	Repayment of loans from the related parties
	CLPS Lihong	$-	$149,341	$820,982
	EMIT	-	28,446	-
		$-	$177,787	$820,982
e)	Interest income received from the related party
	CLPS Lihong	-	2,328	33,096
		$-	$2,328	$33,096